Paradigm Value Fund
	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
37,000	Air Transport Services Group, Inc. *	$ 509,120	0.95%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	513,000	0.96%

Communications Services, NEC
30,000	Calix, Inc. *	994,800	1.86%

Computer Communications Equipment
124,300	A10 Networks, Inc.	1,701,667
40,000	Extreme Networks, Inc. *	461,600
		2,163,267	4.04%

Electrical Work
10,400	EMCOR Group Inc.	3,642,080	6.80%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,501,423	2.80%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,312,500	2.45%

Measuring & Controlling Devices, NEC
8,000	Onto Innovation Inc. *	1,448,640	2.70%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
55,000	Summit Materials, Inc. - Class A *	2,451,350	4.57%

Motor Vehicle Parts & Accessories
10,000	Modine Manufacturing Company *	951,900	1.78%

National Commercial Banks
32,000	First Merchants Corporation	1,116,800
14,000	National Bank Holdings Corporation - Class A	504,980
		1,621,780	3.03%

Printed Circuit Boards
10,000	Jabil, Inc.	1,339,500	2.50%

Radio & Tv Broadcasting & Communications Equipment
10,000	Aviat Networks Inc. *	383,400	0.72%
Retail - Catalog & Mail-Order Houses
5,000	Insight Enterprises, Inc. *	927,600	1.73%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,743,404	3.25%

Retail - Retail Stores, NEC
6,000	IAC Inc. *	320,040	0.60%

Retail - Shoe Stores
51,000	Designer Brands Inc. - Class A	557,430	1.04%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	2,243,826
11,700	Qorvo, Inc. *	1,343,511
		3,587,337	6.69%

Services - Business Services, NEC
5,900	Concentrix Corp.	390,698
130,000	Conduent Incorporated *	439,400
		830,098	1.55%

Services - Computer Integrated Systems Design
60,000	Veradigm, Inc. *	462,000	0.86%

Services - Help Supply Services
36,500	Kforce Inc.	2,573,980	4.80%

Services - Home Health Care Services
18,900	Addus HomeCare Corporation *	1,953,126	3.64%

Services - Management Services
60,000	R1 RCM Inc. *	772,800	1.44%

Services - Medical Laboratories
29,000	RadNet, Inc. *	1,411,140	2.63%

Services - Prepackaged Software
40,000	Cerence, Inc. *	630,000
6,666	Consensus Cloud Solutions, Inc. *	105,723
		735,723	1.37%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	746,520	1.39%

Services - Services, NEC
100,000	Enviri Corporation *	915,000	1.71%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	1,148,350	2.14%

Special Industry Machinery, NEC
8,000	Axcelis Technologies, Inc. *	892,160
28,100	Azenta, Inc. *	1,693,868
20,000	Veeco Instruments Inc. *	703,400
		3,289,428	6.14%

State Commercial Banks
9,000	Banner Corporation	432,000
16,000	Renasant Corporation	501,120
		933,120	1.74%

Surgical & Medical Instruments & Apparatus
60,000	AngioDynamics, Inc. *	352,200
60,000	Orthofix Medical Inc. *	871,200
40,000	SI-Bone, Inc. *	654,800
50,000	Tactile Systems Technology Inc. *	812,500
		2,690,700	5.02%

Telegraph & Other Message Communications
7,200	Ziff Davis Inc. *	453,888	0.85%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	1,134,120
200,000	Infinera Corporation *	1,206,000
		2,340,120	4.37%

Transportation Services
9,900	GATX Corp.	1,326,897	2.48%

Water, Sewer, Pipeline, Comm & Power Line Construction
15,000	Primoris Services Corporation	638,550	1.19%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,225,099	2.29%

Total for Common Stocks (Cost $19,646,877)		50,415,110	94.08%

REAL ESTATE INVESTMENT TRUSTS
10,950	Mid-America Apartment Communities Inc.	1,440,801
Total for Real Estate Investment Trusts (Cost $306,604)		1,440,801	2.69%

MONEY MARKET FUNDS
1,484,780	SEI Daily Income Trust Government Fund Institutional 4.99% **	1,484,780	2.77%
Total for Money Market Funds (Cost $1,484,780)

Total Investment Securities		53,340,691	99.54%
	(Cost $21,438,261)

Other Assets in Excess of Liabilities		247,748	0.46%

Net Assets		$ 53,588,439	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2024.